SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrants and warrants units outstanding

Type	Issuance Date	Number of warrants	Exercise price(*)	Exercisable through
Warrants to underwriters	September 3, 2020	125,000	$2,400.0	September 1, 2025
Warrants to underwriters	October 5, 2020	375,000	$2,112.0	September 3, 2025
IPO warrants	September 3, 2020	2,812,170	$2,112.0	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$1,104.0	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$1,214.4	March 8, 2026
December 2023 warrants	December 28, 2023	32,753	$85.4	December 28, 2028
Warrants issued to underwriters	April 15, 2024	350,000	$24.0	April 15, 2029
Warrants issued to underwriters	September 11,2024	69,251	$8.0	September 11,2029
Warrants issued to underwriters	December 18, 2024	34,625	$8.0	December 18, 2029

TOTAL		4,083,472

(*) Exercise prices amounts have been retroactively adjusted to reflect a 1-for-24 reverse share split (Note 1c).

Schedule of Black-Scholes to estimate fair value
	2024	2023*	2022*
Expected term (years)	5.00-6.41	5.00-6.41	5.28-6.07
Risk-free interest rates	4.68%	3.82%-3.87%	2.69%-3.88%
Volatility	97.24%	90.43%	79.3%-82.6%
Dividend yield	-	-	-
Exercise price	$6.0	$5.89	$5.70-10.60

* The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the modification date are as presented at the Company's options valuation.

2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options granted to employees
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
USD
Options outstanding at beginning of year	642	$57.60	0.25
Changes during the year:
Options granted	-	-	-
Options exercised	-	-	-
Options expired	(642)	57.60	-
Options outstanding at end of year	-	$-	-
Options exercisable at end of year	-	$-	-

2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options granted to employees
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
	USD
Options outstanding at beginning of year	7,837	$286.56	8.69
Changes during the year:
Options granted	18,488	6.00	9.65
Options expired	(3,773)	96.34	9.75
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding at end of year	22,552	$88.32	9.17
Options exercisable at end of year	20,094	$94.59	9.15